Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Supplemental Consolidated Statement of Financial Position information Related to Leases	Supplemental Consolidated Statement of Financial Position information related to leases was as follows:

	December 31, 2024	December 31, 2023

Operating lease right of use assets	$527,075	$425,884

Current portion of operating lease liabilities	84,912	67,390
Non-current portion of operating lease liabilities	454,057	363,100
Total operating lease liabilities	$538,969	$430,490

Weighted average remaining lease term (years)	4.63	4.58
Weighted average discount rate	4.12%	4.02%

Schedule of Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities for the next five years are as follows:

December 31, 2024
2025	$105,832
2026	92,208
2027	64,919
2028	49,018
2029	46,131
2030 and thereafter	$334,273
Total lease payments	$692,381
Less imputed interest	153,412
Total	$538,969